Schedule of cash and cash equivalents (Details) - INR (₨) ₨ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Cash And Cash Equivalents
Cash on hand	₨ 656	₨ 72
Credit card collection in hand	160,814	797,380
Balances with bank	444,332	944,498
Total	₨ 605,802	₨ 1,741,950